Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued personnel costs	$ 21,158	$ 17,640	$ 15,218
Other	4,974	5,810	5,170
Total Accrued Expenses and Other Current Liabilities	$ 26,132	$ 23,450	$ 20,388